Quarterly Report
January 31, 2023
MFS®  Income Fund
MFO-Q1

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.0%
Aerospace & Defense – 1.2%
Boeing Co., 2.196%, 2/04/2026	$2,018,000	$1,865,697
Boeing Co., 2.95%, 2/01/2030	453,000	400,444
Boeing Co., 5.705%, 5/01/2040	1,359,000	1,390,608
Boeing Co., 5.805%, 5/01/2050	4,282,000	4,371,487
Bombardier, Inc., 7.5%, 2/01/2029 (n)	3,500,000	3,496,605
Moog, Inc., 4.25%, 12/15/2027 (n)	2,965,000	2,750,038
TransDigm, Inc., 6.375%, 6/15/2026	900,000	888,737
TransDigm, Inc., 4.625%, 1/15/2029	3,000,000	2,706,480
		$17,870,096
Asset-Backed & Securitized – 14.8%
ACREC 2021-FL1 Ltd., “D”, FLR, 7.12% (LIBOR - 1mo. + 2.65%), 10/16/2036 (n)	$2,591,000	$2,443,594
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 7.115% (LIBOR - 1mo. + 2.65%), 1/15/2037 (n)	3,162,000	2,988,929
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 7.815% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	1,250,000	1,171,903
Arbor Realty Trust, Inc., CLO, 2019-FL2, “D”, FLR, 7.043% (SOFR - 30 day + 2.565%), 9/15/2034 (n)	4,000,000	3,816,932
Arbor Realty Trust, Inc., CLO, 2019-FL2, FLR, 6.83% (SOFR - 1mo. + 2.15%), 9/15/2034 (n)	3,000,000	2,866,337
Arbor Realty Trust, Inc., CLO, 2020-FL1, “D”, FLR, 7.047% (LIBOR - 1mo. + 2.45%), 2/15/2035 (n)	1,768,000	1,653,563
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 5.923% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	2,000,000	1,857,646
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.423% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	4,000,000	3,788,036
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 7.373% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	701,000	653,914
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 6.054% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	2,596,000	2,459,658
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 6.404% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)	375,000	350,486
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.054% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	2,000,000	1,831,724
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.304% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	3,500,000	3,166,443
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 6.654% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	539,000	498,834
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 7.354% (LIBOR - 1mo. + 2.9%), 11/15/2036 (n)	5,743,500	5,461,833
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.278% (SOFR - 30 day + 3%), 1/15/2037 (n)	2,800,000	2,633,761
Arbor Realty Trust, Inc., CLO, 2022-FL1, “E”, FLR, 8.029% (SOFR - 30 day + 3.75%), 1/15/2037 (n)	4,500,000	4,198,866
Arbor Realty Trust, Inc., CLO, 2022-FL2, FLR, 8.828% (SOFR - 1mo. + 4.35%), 5/15/2037 (n)	8,038,000	7,905,445
AREIT 2019-CRE3 Trust, “D”, FLR, 7.247% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,729,000	1,615,493
AREIT 2022-CRE6 Trust, “E”, FLR, 7.71% (SOFR - 30 day + 3.4%), 1/16/2037 (n)	4,500,000	4,312,247
AREIT 2022-CRE7 LLC, “B”, FLR, 7.726% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	6,000,000	5,866,464
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 6.058% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	1,750,000	1,728,520
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 6.908% (LIBOR - 3mo. + 2.1%), 1/20/2032 (n)	2,083,333	1,970,314
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.147% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	73,005	90,880
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	453,187
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.148%, 12/15/2055	3,226,076	3,461,662
BDS 2021-FL9 Ltd., “C”, FLR, 6.37% (LIBOR - 1mo. + 1.9%), 11/16/2038 (n)	4,254,000	3,982,182
Benchmark 2019-B10 Mortgage Trust, “AM”, 3.979%, 3/15/2062	1,000,000	921,740
Benchmark 2019-B13 Mortgage Trust, “A4”, 2.952%, 8/15/2057	5,000,000	4,492,909
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 6.254% (LIBOR - 1mo. + 1.8%), 10/15/2036 (n)	1,231,000	1,164,075
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 6.454% (LIBOR - 1mo. + 2%), 5/09/2029 (n)	1,505,000	1,468,171
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.504% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	1,300,000	1,191,437
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 7.204% (LIBOR - 1mo. + 2.75%), 12/15/2038 (n)	3,418,500	3,184,904
BSPRT 2022-FL8 Issuer Ltd., “D”, FLR, 7.079% (SOFR - 30 day + 2.8%), 2/15/2037 (n)	4,000,000	3,775,926
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	236,290	216,803
Business Jet Securities LLC, 2021-1A, “C”, 5.067%, 4/15/2036 (n)	280,328	246,010
BXMT 2021-FL4 Ltd., “B”, FLR, 6.009% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	2,123,000	1,972,108
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	764,773	707,331
CHCP 2021-FL1 Ltd., “B”, FLR, 6.247% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	3,500,000	3,318,705
CHCP 2021-FL1 Ltd., “C”, FLR, 6.697% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	549,500	510,991
CLNC 2019-FL1 Ltd., “C”, FLR, 6.997% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	1,735,000	1,628,516
Columbia Cent CLO 28 Ltd., “B-R”, 6.98%, 11/07/2030 (n)	2,083,333	1,967,366
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	1,257,385	1,212,632
Commercial Mortgage Pass-Through Certificates, 2019-BN16, “AS”, 4.267%, 2/15/2052	2,230,000	2,100,989
Commercial Mortgage Pass-Through Certificates, 2019-BN23, “A3”, 2.92%, 12/15/2052	5,777,000	5,193,265

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	$5,000,000	$4,641,934
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,756,737
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	864,986	9
Cutwater 2015-1A Ltd., “BR”, FLR, 6.592% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	1,500,000	1,478,736
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 6.845% (LIBOR - 3mo. + 2.05%), 7/18/2030 (n)	2,000,000	1,917,034
DT Auto Owner Trust, 2020-1A, “C”, 2.29%, 11/17/2025 (n)	230,144	229,320
GS Mortgage Securities Trust, 2019-GC40, “AS”, 3.412%, 7/10/2052	2,200,000	1,939,162
HGI CRE CLO Ltd., 2021-FL3, “D”, FLR, 8.029% (SOFR - 30 day + 3.75%), 4/20/2037 (n)	4,500,000	4,333,081
HGI CRE CLO Ltd., 2022-FL3, “B”, FLR, 6.879% (SOFR - 1mo. + 2.6%), 4/20/2037 (n)	3,000,000	2,843,895
KREF 2021-FL2 Ltd., “D”, FLR, 6.665% (LIBOR - 1mo. + 2.2%), 2/15/2039 (n)	1,837,000	1,720,483
LCCM 2021-FL2 Trust, “C”, FLR, 6.609% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	3,212,500	3,096,468
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.009% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,740,000	1,691,355
LoanCore 2018-CRE1 Ltd., “C”, FLR, 6.409% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	1,355,850	1,370,157
LoanCore 2019-CRE2 Ltd., “D”, FLR, 6.909% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,291,000	1,263,759
LoanCore 2021-CRE5 Ltd., “C”, FLR, 6.804% (LIBOR - 1mo. + 2.35%), 7/15/2036 (n)	3,000,000	2,736,324
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 6.815% (LIBOR - 3mo. + 2%), 7/27/2031 (n)	3,000,000	2,896,389
Magnetite CLO Ltd., 2015-16A, “DR”, FLR, 6.945% (LIBOR - 3mo. + 2.15%), 1/18/2028 (n)	500,000	481,678
MF1 2020-FL4 Ltd., “B”, FLR, 7.347% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	2,250,000	2,247,226
MF1 2021-FL5 Ltd., “C”, FLR, 6.297% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	2,250,000	2,099,961
MF1 2021-FL5 Ltd., “D”, FLR, 7.097% (LIBOR - 1mo. + 2.5%), 7/15/2036 (n)	3,000,000	2,835,144
MF1 2021-FL6 Ltd., “C”, FLR, 6.32% (LIBOR - 1mo. + 1.85%), 7/16/2036 (n)	3,357,603	3,162,872
MF1 2022-FL10 Ltd., “B”, FLR, 8.223% (SOFR - 1mo. + 3.735%), 9/17/2037 (n)	7,500,000	7,481,957
MF1 2022-FL8 Ltd., “E”, FLR, 7.46% (SOFR - 30 day + 3.15%), 2/19/2037 (n)	4,500,000	4,176,507
MF1 2022-FL9 Ltd., “B”, FLR, 7.638% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	7,000,000	6,850,879
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 6.642% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	2,286,610	2,186,607
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 6.858%, 4/20/2034 (n)	1,750,000	1,694,744
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.165% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	3,236,356	3,088,170
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 6.575% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	879,778	867,578
Palmer Square Loan Funding 2021-4A Ltd., “A1”, FLR, 5.592% (LIBOR - 3mo. + 0.8%), 10/15/2029 (n)	4,038,131	3,994,478
Palmer Square Loan Funding 2022-5A Ltd., “A1”, FLR, 6.218% (SOFR - 3mo. + 1.56%), 1/15/2031 (n)	7,233,877	7,204,551
Parallel 2015-1A Ltd., “DR”, FLR, 7.358% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	1,750,000	1,742,694
PFP III 2021-7 Ltd., “C”, FLR, 6.104% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	431,478	401,527
PFP III 2021-8 Ltd., “D”, FLR, 6.604% (LIBOR - 1mo. + 2.15%), 8/09/2037 (n)	4,274,000	3,987,650
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 6.725% (LIBOR - 3mo. + 2.05%), 2/20/2030 (n)	1,500,000	1,439,069
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.456% (LIBOR - 1mo. + 2.95%), 11/25/2036 (n)	1,770,000	1,635,246
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	112,257	111,792
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 6.458% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	1,000,000	977,194
Starwood Commercial Mortgage, 2021-FL2, “D”, 7.27%, 4/18/2038 (n)	3,000,000	2,767,988
Starwood Commercial Mortgage, 2022-FL3, “D”, FLR, 7.029% (SOFR - 30 day + 2.75%), 11/15/2038 (n)	2,750,000	2,584,047
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.314% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	2,700,000	2,564,660
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	997,906
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.092% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	1,737,638	1,624,589
Voya CLO 2016-1A Ltd., “A2R”, FLR, 6.201% (SOFR - 3mo. + 1.562%), 1/20/2031 (n)	1,000,000	961,348
Voya CLO 2016-1A Ltd., “BR”, FLR, 6.701% (SOFR - 3mo. + 2.061%), 1/20/2031 (n)	2,910,000	2,676,196
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	1,740,000	1,637,955
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,289,575
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	1,500,000	1,421,399
Wells Fargo Commercial Mortgage Trust, 2018-C44, 4.212%, 5/15/2051	1,500,000	1,460,411
		$223,071,172
Automotive – 0.9%
Hyundai Capital America, 2.1%, 9/15/2028 (n)	$2,000,000	$1,694,827
Hyundai Capital America, 6.375%, 4/08/2030 (n)	6,896,000	7,247,963
Stellantis N.V., 2.691%, 9/15/2031 (n)	5,147,000	4,148,314
		$13,091,104

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 1.1%
Discovery, Inc., 4.65%, 5/15/2050	$857,000	$669,261
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)	6,000,000	4,614,150
iHeartCommunications, Inc., 8.375%, 5/01/2027	4,000,000	3,585,000
Prosus N.V., 3.257%, 1/19/2027 (n)	1,975,000	1,793,018
Warnermedia Holdings, Inc., 5.141%, 3/15/2052 (n)	7,295,000	6,058,939
		$16,720,368
Brokerage & Asset Managers – 0.8%
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	$3,272,000	$3,157,480
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	5,000,000	4,758,200
LPL Holdings, Inc., 4%, 3/15/2029 (n)	1,300,000	1,163,500
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	1,958,000	1,954,199
Raymond James Financial, Inc., 4.65%, 4/01/2030	1,069,000	1,063,093
		$12,096,472
Building – 1.0%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$2,700,000	$2,459,889
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	6,300,000	5,385,555
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	6,900,000	5,898,609
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	2,600,000	2,064,966
		$15,809,019
Business Services – 0.7%
Global Payments, Inc., 2.9%, 5/15/2030	$3,563,000	$3,057,926
Global Payments, Inc., 2.9%, 11/15/2031	6,000,000	4,998,638
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	2,700,000	2,313,603
RELX Capital, Inc., 3%, 5/22/2030	674,000	598,588
		$10,968,755
Cable TV – 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$3,300,000	$2,819,718
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	1,824,000	1,244,616
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,342,000	4,486,137
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	4,600,000	3,400,642
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	4,800,000	4,498,320
Time Warner Cable, Inc., 4.5%, 9/15/2042	2,031,000	1,615,363
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	5,000,000	4,196,950
		$22,261,746
Chemicals – 0.3%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$3,600,000	$3,096,000
Sasol Financing (USA) LLC, 5.5%, 3/18/2031	2,519,000	2,197,827
		$5,293,827
Computer Software – 0.8%
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	$7,000,000	$6,159,475
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	1,388,000	1,401,185
Oracle Corp., 6.15%, 11/09/2029	4,021,000	4,297,862
		$11,858,522
Computer Software - Systems – 0.1%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$1,965,000	$1,889,827
Conglomerates – 1.5%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$2,500,000	$2,256,264
Gates Global LLC, 6.25%, 1/15/2026 (n)	3,000,000	2,954,513
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	4,486,000	4,574,208
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	4,714,000	4,833,385

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		$7,534,000	$7,483,792
			$22,102,162
Construction – 0.3%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		$2,900,000	$2,653,500
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		2,333,000	2,263,045
			$4,916,545
Consumer Products – 0.5%
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$6,000,000	$5,210,520
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032		2,275,000	2,082,671
			$7,293,191
Consumer Services – 1.0%
Expedia Group, Inc., 3.25%, 2/15/2030		$3,950,000	$3,472,333
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		1,800,000	1,725,957
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		1,700,000	1,364,250
Meituan, 3.05%, 10/28/2030 (n)		4,581,000	3,727,980
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		4,000,000	3,110,160
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)		307,000	248,114
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)		889,000	580,774
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)		307,000	174,171
			$14,403,739
Electronics – 0.9%
Broadcom, Inc., 4.3%, 11/15/2032		$5,334,000	$4,911,929
Broadcom, Inc., 3.187%, 11/15/2036 (n)		2,240,000	1,712,808
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		1,305,000	1,167,827
SK Hynix, Inc., 6.375%, 1/17/2028 (n)		5,733,000	5,820,104
			$13,612,668
Emerging Market Quasi-Sovereign – 0.9%
Eskom Holdings SOC Ltd., 8.45%, 8/10/2028 (n)		$2,980,000	$2,855,537
Huarong Finance Co. Ltd. (People’s Republic of China), 3.375%, 2/24/2030		4,145,000	3,217,364
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		2,618,000	2,441,285
Petroleos Mexicanos, 5.95%, 1/28/2031		3,769,000	3,017,249
PT Bank Negara Indonesia (Persero) Tbk, 3.75%, 3/30/2026		2,499,000	2,337,814
			$13,869,249
Emerging Market Sovereign – 1.3%
Dominican Republic, 4.875%, 9/23/2032 (n)		$2,295,000	$1,953,705
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		3,604,000	3,236,493
Republic of Angola, 8%, 11/26/2029		3,070,000	2,845,767
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	1,864,000	1,586,100
Republic of South Africa, 7.3%, 4/20/2052		$2,905,000	2,614,500
Republic of Turkey, 9.375%, 1/19/2033		2,960,000	2,898,740
United Mexican States, 7.75%, 5/29/2031	MXN	78,800,000	3,956,048
			$19,091,353
Energy - Independent – 0.9%
Energean PLC, 6.5%, 4/30/2027 (n)		$1,781,000	$1,666,660
EQT Corp., 5%, 1/15/2029		6,987,000	6,772,988
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		1,834,000	1,781,078
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		3,625,000	3,453,064
			$13,673,790

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.3%
Cenovus Energy, Inc., 3.75%, 2/15/2052	$2,700,000	$2,054,931
Eni S.p.A., 4%, 9/12/2023 (n)	1,342,000	1,332,472
Eni S.p.A., 4.25%, 5/09/2029 (n)	1,685,000	1,601,005
		$4,988,408
Financial Institutions – 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	$1,568,000	$1,596,695
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	2,698,000	2,506,828
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	5,000,000	4,198,046
Air Lease Corp., 5.85%, 12/15/2027	9,322,000	9,513,965
Air Lease Corp., 2.875%, 1/15/2032	5,633,000	4,626,835
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,342,000	2,113,731
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	6,117,000	5,270,007
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	2,624,681	2,395,241
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)	1,692,000	1,630,665
Sunac China Holdings Ltd., 7.5%, 2/01/2024 (a)	1,057,000	299,925
		$34,151,938
Food & Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	$874,509	$805,430
Bacardi Ltd., 5.15%, 5/15/2038 (n)	955,000	936,072
Central America Bottling Co., 5.25%, 4/27/2029 (n)	2,293,000	2,201,945
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	1,800,000	1,749,150
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033 (n)	4,179,000	4,097,760
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	3,000,000	2,640,000
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032	2,536,000	2,123,900
		$14,554,257
Gaming & Lodging – 1.3%
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	$4,429,000	$4,506,508
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)	1,276,000	1,035,518
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030	2,062,000	1,862,652
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	400,000	353,211
Marriott International, Inc., 4.625%, 6/15/2030	5,561,000	5,424,284
Marriott International, Inc., 2.85%, 4/15/2031	654,000	556,633
Marriott International, Inc., 2.75%, 10/15/2033	4,537,000	3,678,564
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,700,000	2,490,225
		$19,907,595
Insurance – 0.8%
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	$473,000	$410,452
Corebridge Financial, Inc., 4.4%, 4/05/2052 (n)	1,412,000	1,209,118
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052 (n)	4,850,000	4,824,487
Equitable Holdings, Inc., 5.594%, 1/11/2033	6,136,000	6,282,332
		$12,726,389
Insurance - Health – 0.5%
Humana, Inc., 5.875%, 3/01/2033	$6,962,000	$7,450,584
Insurance - Property & Casualty – 2.1%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$4,750,000	$4,442,817
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	2,170,000	2,098,392
Aon Corp., 4.5%, 12/15/2028	2,909,000	2,877,361
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	2,471,000	2,095,069
Brown & Brown, Inc., 4.95%, 3/17/2052	4,125,000	3,719,687
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	2,201,000	2,137,836
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	452,000	384,388
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032 (n)	9,062,000	8,820,451

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Hub International Ltd., 5.625%, 12/01/2029 (n)	$5,850,000	$5,235,001
		$31,811,002
Machinery & Tools – 0.6%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$5,000,000	$5,015,224
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	1,861,000	1,867,870
CNH Industrial Capital LLC, 4.2%, 1/15/2024	1,076,000	1,066,434
CNH Industrial N.V., 3.85%, 11/15/2027	1,025,000	996,090
		$8,945,618
Major Banks – 6.5%
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171	$3,789,000	$3,344,956
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	579,000	559,713
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	8,268,000	6,836,370
Bank of America Corp., 5.015% to 7/22/2032, FLR (SOFR - 1 day + 2.16%) to 7/22/2033	3,000,000	2,998,189
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	4,785,000	4,169,812
Bank of New York Mellon Corp., 4.7% to 9/20/2025, FLR (CMT - 5yr. + 4.358%) to 9/20/2070	1,800,000	1,759,450
Barclays PLC, 4.375%, 1/12/2026	1,325,000	1,298,253
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	5,487,000	6,182,249
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	5,000,000	4,429,664
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,217,000	1,959,431
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	8,912,000	9,377,512
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	6,695,000	5,522,667
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	4,410,000	3,779,201
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,150,000	974,913
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	536,000	480,524
JPMorgan Chase & Co., 4.851% to 7/25/2027, FLR (SOFR - 1 day + 1.99%) to 7/25/2028	4,000,000	3,998,987
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	726,000	629,843
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	4,000,000	3,428,871
Morgan Stanley, 4.679% to 7/17/2025, FLR (SOFR - 1 day + 1.669%) to 7/17/2026	6,000,000	5,949,853
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	7,539,000	6,226,136
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	3,165,000	3,123,934
UBS Group AG, 5.959%, 1/12/2034 (n)	3,000,000	3,160,025
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	2,746,000	2,251,445
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,618,000	1,557,951
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	5,515,000	4,752,725
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	4,571,000	4,030,715
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	4,785,000	4,411,172
		$97,194,561
Medical & Health Technology & Services – 2.0%
Adventist Health System/West, 5.43%, 3/01/2032	$5,185,000	$5,297,390
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	6,027,000	6,520,071
DaVita, Inc., 4.625%, 6/01/2030 (n)	4,100,000	3,454,250
HCA, Inc., 4.625%, 3/15/2052 (n)	7,619,000	6,426,416
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	1,437,000	1,172,384
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	568,000	571,778
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	7,300,000	5,903,875
Tower Health, 4.451%, 2/01/2050	1,730,000	807,754
		$30,153,918
Metals & Mining – 1.6%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$992,000	$867,812
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	1,161,000	997,199
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	5,361,000	4,860,088
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	3,500,000	3,207,357
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	7,907,000	6,772,016
Novelis Corp., 3.25%, 11/15/2026 (n)	250,000	226,330
Novelis Corp., 3.875%, 8/15/2031 (n)	4,600,000	3,882,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Prumo Participacoes e Investimentos S.A., 7.5%, 12/31/2031	$3,276,513	$3,159,509
		$23,972,711
Midstream – 3.2%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$2,125,000	$1,995,587
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	963,000	789,256
DCP Midstream Operating, LP, 3.25%, 2/15/2032	5,000,000	4,322,475
Enbridge, Inc., 3.125%, 11/15/2029	1,344,000	1,211,607
Enbridge, Inc., 2.5%, 8/01/2033	1,923,000	1,570,143
Energy Transfer LP, 5.75%, 2/15/2033	7,766,000	7,981,118
MPLX LP, 4.5%, 4/15/2038	2,200,000	1,998,505
MPLX LP, 4.95%, 3/14/2052	3,699,000	3,278,388
Plains All American Pipeline LP, 3.8%, 9/15/2030	4,057,000	3,685,625
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	3,285,000	3,188,730
Targa Resources Corp., 6.125%, 3/15/2033	5,394,000	5,626,848
Targa Resources Corp., 4.95%, 4/15/2052	5,521,000	4,727,321
Venture Global Calcasieu Pass LLC , 6.25%, 1/15/2030 (n)	7,000,000	7,131,460
		$47,507,063
Mortgage-Backed – 0.0%
Fannie Mae, 6.5%, 5/01/2031	$8,157	$8,445
Fannie Mae, 3%, 2/25/2033 (i)	223,680	20,499
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	25,659	26,852
Fannie Mae, 6%, 11/01/2034	80,993	84,718
Fannie Mae, UMBS, 2.5%, 3/01/2050	50,226	44,445
Freddie Mac, 0.903%, 4/25/2024 (i)	65,338	566
Ginnie Mae, 3%, 9/20/2047	90,374	84,049
		$269,574
Municipals – 0.9%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,205,000	$1,100,436
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,730,000	1,389,663
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	2,500,000	2,495,580
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	1,155,000	1,269,096
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,750,000	3,069,905
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	2,755,000	2,208,091
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	20,925
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	455,000	312,813
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, Taxable, “2019A-1”, 4.55%, 7/01/2040	1,326,000	1,044,510
		$12,911,019
Natural Gas - Distribution – 0.3%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$5,000,000	$4,571,095
Network & Telecom – 0.2%
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028	$3,520,000	$2,979,293
Oil Services – 0.2%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032 (n)	$2,854,558	$2,686,824
Oils – 0.2%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)	$3,294,918	$2,874,112

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 2.3%
Discover Financial Services, 6.7%, 11/29/2032	$9,610,000	$10,258,512
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	8,358,000	7,613,131
Northern Trust Corp., 6.125%, 11/02/2032	6,550,000	7,201,634
Synchrony Financial, 7.25%, 2/02/2033	7,500,000	7,509,609
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	1,424,000	1,374,160
		$33,957,046
Personal Computers & Peripherals – 0.3%
NCR Corp., 5.125%, 4/15/2029 (n)	$6,000,000	$5,226,325
Pharmaceuticals – 0.4%
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	$3,000,000	$2,737,020
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	3,000,000	2,713,350
		$5,450,370
Printing & Publishing – 0.2%
Cimpress N.V., 7%, 6/15/2026 (n)	$3,500,000	$2,430,030
Real Estate - Office – 0.4%
Boston Properties Ltd. LP, REIT, 2.55%, 4/01/2032	$7,442,000	$5,874,264
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$2,180,000	$1,905,065
Specialty Chemicals – 0.1%
Braskem Idesa S.A.P.I., 6.99%, 2/20/2032	$2,605,000	$1,929,263
Specialty Stores – 0.9%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$11,095,000	$9,078,152
Genuine Parts Co., 2.75%, 2/01/2032	5,031,000	4,191,394
		$13,269,546
Telecommunications - Wireless – 1.0%
American Tower Corp., REIT, 3.55%, 7/15/2027	$1,237,000	$1,168,250
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	1,582,000	1,167,765
Crown Castle, Inc., REIT, 4.15%, 7/01/2050	2,318,000	1,928,830
CT Trust, 5.125%, 2/03/2032 (n)	765,000	666,923
Rogers Communications, Inc., 4.35%, 5/01/2049	7,277,000	6,001,033
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	2,147,000	1,804,726
SBA Communications Corp., 3.125%, 2/01/2029	1,400,000	1,186,055
T-Mobile USA, Inc., 4.375%, 4/15/2040	1,899,000	1,718,279
		$15,641,861
Tobacco – 1.5%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$1,869,000	$1,760,463
B.A.T. Capital Corp., 4.742%, 3/16/2032	6,749,000	6,238,529
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	8,569,000	8,799,044
Philip Morris International, Inc., 5.75%, 11/17/2032	5,581,000	5,868,657
		$22,666,693
Transportation – 0.2%
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031	$3,725,000	$2,859,794
Transportation - Services – 0.4%
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)	$2,461,000	$2,315,186
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	823,000	784,837
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)	2,855,000	2,529,125
		$5,629,148

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 33.2%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$35,900,000	$24,842,520
U.S. Treasury Bonds, 1.75%, 8/15/2041	11,300,000	8,232,226
U.S. Treasury Bonds, 2.375%, 2/15/2042	91,500,000	74,022,071
U.S. Treasury Bonds, 4%, 11/15/2042	20,631,000	21,320,849
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	6,168,470
U.S. Treasury Bonds, 2.375%, 11/15/2049	9,526,900	7,409,770
U.S. Treasury Bonds, 1.625%, 11/15/2050	8,400,000	5,433,094
U.S. Treasury Bonds, 2.25%, 2/15/2052	38,200,000	28,700,734
U.S. Treasury Notes, 2.25%, 3/31/2024	64,000,000	62,237,500
U.S. Treasury Notes, 4.25%, 9/30/2024	69,800,000	69,641,860
U.S. Treasury Notes, 4.25%, 12/31/2024	36,000,000	36,000,000
U.S. Treasury Notes, 0.25%, 9/30/2025	15,700,000	14,264,922
U.S. Treasury Notes, 0.875%, 6/30/2026	88,000,000	79,860,000
U.S. Treasury Notes, 2.5%, 3/31/2027	63,200,000	60,299,218
		$498,433,234
Utilities - Electric Power – 2.3%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	$760,000	$718,200
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	1,200,000	1,064,460
American Electric Power Co., Inc., 5.95%, 11/01/2032	3,437,000	3,693,974
Calpine Corp., 3.75%, 3/01/2031 (n)	2,900,000	2,417,608
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	7,009,000	7,894,060
ENGIE Energía Chile S.A., 3.4%, 1/28/2030	4,000,000	3,350,000
FirstEnergy Corp., 5.1%, 7/15/2047	838,000	773,055
Greenko Wind Projects (Mauritius) Ltd., 5.5%, 4/06/2025 (n)	3,002,000	2,830,115
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)	1,000,000	954,566
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	359,000	303,817
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	1,793,000	1,722,625
Pacific Gas & Electric Co., 5.45%, 6/15/2027	4,527,000	4,545,163
Pacific Gas & Electric Co., 3%, 6/15/2028	614,000	549,030
Pacific Gas & Electric Co., 3.5%, 8/01/2050	2,250,000	1,518,486
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)	2,580,000	2,219,679
		$34,554,838
Utilities - Water – 0.2%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)	$2,626,000	$2,610,769
Total Bonds		$1,471,987,812
Common Stocks – 0.0%
Construction – 0.0%
ICA Tenedora S.A. de C.V. (a)(u)	36,995	$33,399
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 4.29% (v)	26,236,706	$26,239,329

Other Assets, Less Liabilities – 0.2%		3,325,387
Net Assets – 100.0%		$1,501,585,927
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $26,239,329 and $1,472,021,211, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $529,654,233, representing 35.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
MXN	Mexican Peso
MYR	Malaysian Ringgit
THB	Thai Baht
Derivative Contracts at 1/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
MYR	18,427,277	USD	4,190,850	Barclays Bank PLC	2/16/2023	$132,198
THB	112,981,431	USD	3,413,336	JPMorgan Chase Bank N.A.	3/13/2023	36,071
						$168,269
Liability Derivatives
USD	1,641,686	EUR	1,511,723	Brown Brothers Harriman	4/21/2023	$(9,697)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	273	$56,142,023	March – 2023	$196,112
U.S. Treasury Note 5 yr	Long	USD	701	76,578,774	March – 2023	840,902
U.S. Treasury Ultra Bond	Long	USD	171	24,239,250	March – 2023	878,272
U.S. Treasury Ultra Note 10 yr	Short	USD	3	363,609	March – 2023	694
						$1,915,980
At January 31, 2023, the fund had liquid securities with an aggregate value of $2,463,845 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$—	$33,399	$33,399
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	498,433,234	—	498,433,234
Non - U.S. Sovereign Debt	—	32,960,602	—	32,960,602
Municipal Bonds	—	12,911,019	—	12,911,019
U.S. Corporate Bonds	—	475,503,968	—	475,503,968
Residential Mortgage-Backed Securities	—	269,574	—	269,574
Commercial Mortgage-Backed Securities	—	65,651,371	—	65,651,371
Asset-Backed Securities (including CDOs)	—	157,419,801	—	157,419,801
Foreign Bonds	—	228,838,243	—	228,838,243
Mutual Funds	26,239,329	—	—	26,239,329
Total	$26,239,329	$1,471,987,812	$33,399	$1,498,260,540
Other Financial Instruments
Futures Contracts – Assets	$1,915,980	$—	$—	$1,915,980
Forward Foreign Currency Exchange Contracts – Assets	—	168,269	—	168,269
Forward Foreign Currency Exchange Contracts – Liabilities	—	(9,697)	—	(9,697)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/22	$31,743
Change in unrealized appreciation or depreciation	1,656
Balance as of 1/31/23	$33,399
The net change in unrealized appreciation or depreciation from investments held as level 3 at January 31, 2023 is $1,656. At January 31, 2023, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$38,543,970	$326,153,059	$338,442,884	$(17,159)	$2,343	$26,239,329
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$273,805	$—